Share-based awards - Narrative (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Restricted Share Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested	$ 80.7	$ 9.1
Fair value of stock units granted	108.3	151.9
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested	$ 0.0	$ 1.9
Performance Share Unit (PSUs) | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted (in shares)	91,434